Share-based Payments - Movements in Number of Options Outstanding under 2006 Incentive Award Plan and Related Weighted Average Exercise Prices (Detail) - 2006 Incentive award plan [member]	12 Months Ended
	Mar. 31, 2018 USD ($) yr	Mar. 31, 2019 USD ($) yr	Mar. 31, 2017 yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	117,179
Exercised	(48,227)
Lapsed	(68,952)
Weighted average exercise price, Beginning balance	$ 27.25
Options exercisable		0
Weighted average exercise price, Exercised	7.63
Weighted average exercise price, Lapsed	7.87
Aggregate intrinsic value, Beginning balance	$ 163,000
Weighted average exercise price, Options exercisable		$ 0
Weighted average remaining contract term (in years) | yr	0	0	0.10
Aggregate intrinsic value, Options exercisable		$ 0
Weighted average remaining contract term (in years), Options exercisable | yr		0